Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 13. Financial assets and liabilities at fair value

	December 31, 2018
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	2,416	2,416	—
Treasuries/governments bonds	11,117	11,117	—
Other interest-bearing securities except loans	48,665	48,665	—
Loans in the form of interest-bearing securities	36,781	37,666	885
Loans to credit institutions	27,725	27,709	-16
Loans to the public	161,094	164,734	3,640
Derivatives	6,529	6,529	—
Total financial assets	294,327	298,836	4,509

Borrowing from credit institutions	2,247	2,247	—
Debt securities issued	255,600	256,619	1,019
Derivatives	21,934	21,934	—
Total financial liabilities	279,781	280,800	1,019

	December 31, 2017
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	1,231	1,231	—
Treasuries/governments bonds	4,382	4,382	—
Other interest-bearing securities except loans	39,807	39,807	—
Loans in the form of interest-bearing securities	41,125	42,352	1,227
Loans to credit institutions	23,198	23,451	253
Loans to the public	141,111	144,935	3,824
Derivatives	7,803	7,803	—
Total financial assets	258,657	263,961	5,304

Borrowing from credit institutions	2,317	2,317	—
Debt securities issued	222,516	223,465	949
Derivatives	16,480	16,480	—
Subordinated liabilities	2,040	2,047	7
Total financial liabilities	243,353	244,309	956

The majority of financial liabilities and some of the financial assets in the Statement of Financial Position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. Lending and borrowing not classified as hedge accounting or FVO are accounted for at amortized cost.

Determining fair value of financial instruments

The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.

Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.

SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For more information on determining the fair value of financial transactions, see Note 1.

In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.

The tables below show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2018
	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	2,416	—	—	2,416	2,416
Loans in the form of interest-bearing securities	287	37,379	—	37,666	36,781
Loans to credit institutions	—	27,709	—	27,709	27,725
Loans to the public	—	164,722	—	164,722	161,094
Total financial assets in fair value hierarchy	2,703	229,810	—	232,513	228,016

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2018
	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,247	—	2,247	2,247
Debt securities issued	—	191,932	—	191,932	190,913
Total financial liabilities in fair value hierarchy	—	194,179	—	194,179	193,160

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2017
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	1,231	—	—	1,231	1,231
Loans in the form of interest-bearing securities	550	41,802	—	42,352	41,125
Loans to credit institutions	—	23,451	—	23,451	23,198
Loans to the public	—	144,935	—	144,935	141,111
Total financial assets in fair value hierarchy	1,781	210,188	—	211,969	206,665

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2017
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,317	—	2,317	2,317
Debt securities issued	—	160,044	—	160,044	159,095
Subordinated liabilities	—	2,047	—	2,047	2,040
Total financial liabilities in fair value hierarchy	—	164,408	—	164,408	163,452

Financial assets reported at fair value in fair value hierarchy

	December 31, 2018
	Financial assets at fair value through
	profit or loss				Available-for-sale(1)
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	11,117	—	11,117	—	—	—	—
Other interest-bearing securities except loans	—	48,665	—	48,665	—	—	—	—
Derivatives	—	4,596	1,933	6,529	—	—	—	—
Total financial assets in fair value hierarchy	—	64,378	1,933	66,311	—	—	—	—
(1)	Due to the transition to IFRS 9, the financial assets classified as available-for-sale under IAS 39 are now classified as “Financial assets at fair value through profit or loss”

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2018
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	16,789	47,898	64,687
Derivatives	—	15,414	6,520	21,934
Total financial liabilities in fair value hierarchy	—	32,203	54,418	86,621

Transfers were made between level 2 and level 3 during 2018 which amounted to Skr -2,124 million (year-end 2017: Skr – million). The transfers were due to improved classification.

Financial assets reported at fair value in fair value hierarchy

	December 31, 2017

	Financial assets at fair value through
	profit or loss				Available-for-sale
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	—	—	—	4,382	—	—	4,382
Other interest-bearing securities except loans	—	113	—	113	—	39,694	—	39,694
Derivatives	—	5,829	1,974	7,803	—	—	—	—
Total financial assets in fair value hierarchy	—	5,942	1,974	7,916	4,382	39,694	—	44,076

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2017
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	20,426	42,995	63,421
Derivatives	—	13,660	2,820	16,480
Total financial liabilities in fair value hierarchy	—	34,086	45,815	79,901

There were no transfers made between levels during 2017.

Financial assets and liabilities at fair value in Level 3, December 31, 2018

						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2018	Purchases	& sales	Level 3	from Level 3	loss(1)	comprehensive income	effects	2018
Debt securities issued	-42,995	-13,199	9,490	-2,486	425	4,091	250	-3,474	-47,898
Derivatives, net	-846	3	-43	-57	-6	-3,913	—	275	-4,587
Net assets and liabilities	-43,841	-13,196	9,447	-2,543	419	178	250	-3,199	-52,485

Financial assets and liabilities at fair value in Level 3, December 31, 2017

						Gains (+) and
						losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	exchange-rate	Dec 31,
Skr mn	2017	Purchases	& sales	Level 3	from Level 3	loss(1)	effects	2017
Other interest-bearing securities except loans	257	—	-250	—	—	-6	-1	—
Debt securities issued	-48,217	-19,077	24,627	—	—	1,044	-1,372	-42,995
Derivatives, net	-2,404	3	-4,342	—	—	-1,202	7,099	-846
Net assets and liabilities	-50,364	-19,074	20,035	—	—	-164	5,726	-43,841
(1)

Gains and losses through profit or loss, including the impact of exchange-rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of December 31, 2018, amounted to a Skr 157 million gain (year-end 2017: Skr 768 million loss) and are reported as net results of financial transaction

Uncertainty of valuation of Level 3-instruments

As the estimation of the parameters included in the models to calculate the market value of Level 3‑instruments is associated with subjectivity and uncertainty, SEK has, in accordance with IFRS 13, conducted an analysis of the difference in fair value of Level 3‑instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3‑instruments. For Level 3‑instruments with a longer duration where extrapolated discount curves are used, a sensitivity analysis has been conducted with regards to the interest. The revaluation of the portfolio is made using an interest rate shift of +/--10 basis points. For the Level 3‑instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The basis for this sensitivity analysis is therefore the revaluation of the relevant part of the portfolio, where the correlations have been adjusted by +/--10 percentage points. After the revaluation is performed, the max/min value for each transaction is identified. For Level 3‑instruments that are significantly affected by non-observable market data, such as SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/‑10 basis points, which has been assessed as a reasonable change of SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data.

The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value of the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in the fair value of the derivative.

Sensitivity analysis -- level 3

	December 31, 2018
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,417	Correlation	0.70 - 0.07	Option Model	6	-6
Interest rate	972	Correlation	0.21 - (0.12)	Option Model	-95	90
FX	-2,971	Correlation	0.84 - (0.94)	Option Model	22	-19
Other	-171	Correlation	0.53 - (0.01)	Option Model	1	-1
Sum derivatives,net	-4,587				-66	64
Equity	-680	Correlation	0.70 - 0.07	Option Model	-7	6
		Credit spreads	10BP - (10BP)	Discounted cash flow	28	-28
Interest rate	-47,090	Correlation	0.21 - (0.12)	Option Model	97	-94
		Credit spreads	10BP - (10BP)	Discounted cash flow	116	-113
FX	-32	Correlation	0.84 - (0.94)	Option Model	-23	20
		Credit spreads	10BP - (10BP)	Discounted cash flow	95	-96
Other	-96	Correlation	0.53 - (0.01)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-47,898				308	-307
Total effect on total comprehensive income(2)					242	-243

Sensitivity analysis -- level 3

	December 31, 2017
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-171	Correlation	0.78 - (0.02)	Option Model	1	-1
Interest rate	1,001	Correlation	0.19 - (0.37)	Option Model	-192	178
FX	-1,512	Correlation	0.89 - (0.81)	Option Model	24	-22
Other	-164	Correlation	0.63 - (0.05)	Option Model	0	0
Sum derivatives,net	-846				-167	155
Equity	-680	Correlation	0.78 - (0.02)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	11	-11
Interest rate	-42,168	Correlation	0.19 - (0.37)	Option Model	195	-181
		Credit spreads	10BP - (10BP)	Discounted cash flow	106	-103
FX	-34	Correlation	0.89 - (0.81)	Option Model	-25	23
		Credit spreads	10BP - (10BP)	Discounted cash flow	92	-92
Other	-113	Correlation	0.63 - (0.05)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-42,995				381	-366
Total effect on total comprehensive income(2)					214	-211
(1)

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and -0.1. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. The table presents the scenario analysis of the effect on Level 3‑instruments, with maximum positive and negative changes.

(2)

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 242 million (year-end 2017: Skr 211 million) under a maximum scenario and Skr -240 million (year-end 2017: Skr -208 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+income/ - loss)
Skr mn	December 31, 2018	December 31, 2017	2018	2017	2016
CVA/DVA, net(1)	-29	-8	-21	6	9
OCA(2)	-150	-578	374	-195	1
(1)	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
(2)	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.